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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21077

                    PIMCO California Municipal Income Fund II
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                         Date of fiscal year end: May 31

          Date of reporting period: July 1, 2008 through June 30, 2009

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ITEM 1. PROXY VOTING RECORD

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21077
Reporting Period: 07/01/2008 - 06/30/2009
PIMCO California Municipal Income Fund II









================== PIMCO CALIFORNIA MUNICIPAL INCOME FUND II ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT
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SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                PIMCO California Municipal Income Fund II


By (Signature and Title)*:   /s/ Brian Shlissel
                             ---------------------------------------------------
                             Name: Brian Shlissel
                             Title: President and Chief Executive Officer

Date: August 31, 2009

* Print the name and title of each signing officer under his or her signature.